Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
The following table has been prepared from our financial records and reflects all adjustments that are necessary for a fair presentation of the results of operations for the interim periods presented (in millions, except per share amounts):

	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
Year Ended December 31, 2015(a)
Revenues, less transaction-based expenses	$850	$797	$816	$875
Operating income	462	430	440	418
Net income attributable to Intercontinental Exchange, Inc.	315	283	306	370
Earnings per common share(c):
Basic - Continuing operations	$2.81	$2.55	$2.77	$3.31
Diluted - Continuing operations	$2.80	$2.54	$2.76	$3.29

Year Ended December 31, 2014
Revenues, less transaction-based expenses	$797	$750	$745	$800
Operating income	391	327	330	400
Income from continuing operations less income attributable to non-controlling interest	248	218	216	288
Income (loss) from discontinued operations(b)	13	8	(10)	—
Net income attributable to Intercontinental Exchange, Inc.	261	226	206	288
Earnings (loss) per common share(c):
Basic - Continuing operations	$2.16	$1.89	$1.90	$2.56
Basic - Discontinued operations(b)	0.12	0.07	(0.09)	—
Basic	$2.28	$1.96	$1.81	$2.56
Diluted - Continuing operations	$2.15	$1.88	$1.89	$2.54
Diluted - Discontinued operations(b)	0.12	0.07	(0.09)	—
Diluted	$2.27	$1.95	$1.80	$2.54